Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,774,000
Total Fee Amount	4,249.89
Total Offset Amount	0
Net Fee	$ 4,249.89
Offset Table N/A	N/A